Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019			$ 14,659,496	$ (16,557,856)	$ (1,898,360)
Beginning balance, shares at Dec. 31, 2019
Borrowings From Former Parent			417,349		417,349
Net loss				(606,451)	(606,451)
Ending balance, value at Dec. 31, 2020			15,076,845	(17,164,307)	(2,087,462)
Balance, shares at Dec. 31, 2020
Net loss				(346,225)	(346,225)
Issuance of Stock in Transaction		$ 23,495	(23,495)
Issuance of Stock in Transaction, shares	1,000	234,953,286
Issuance of Preferred Stock as part of reverse merger			(9,195,692)		(9,195,692)
Ending balance, value at Jun. 30, 2021		$ 23,495	5,857,658	(17,510,532)	(11,629,379)
Balance, shares at Jun. 30, 2021	1,000	234,953,286
Beginning balance, value at Dec. 31, 2020			15,076,845	(17,164,307)	(2,087,462)
Beginning balance, shares at Dec. 31, 2020
Net loss				(845,843)	(845,843)
Issuance of Stock in Transaction		$ 23,495	(23,495)
Issuance of Stock in Transaction, shares	1,000	234,953,286
Issuance of Preferred Stock as part of reverse merger			(9,195,692)		(9,195,692)
Ending balance, value at Dec. 31, 2021		$ 23,495	5,857,658	(18,010,150)	(12,128,997)
Balance, shares at Dec. 31, 2021	1,000	234,953,286
Net loss				(606,510)	(606,510)
Ending balance, value at Jun. 30, 2022		$ 23,495	$ 5,857,658	$ (18,616,660)	$ (12,735,507)
Balance, shares at Jun. 30, 2022	1,000	234,953,286